Loans (Details)								12 Months Ended
	May 10, 2023 USD ($)	May 10, 2023 CNY (¥)	Apr. 28, 2023 USD ($)	Apr. 28, 2023 CNY (¥)	Apr. 23, 2023 USD ($)	Apr. 23, 2023 CNY (¥)	Feb. 14, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 29, 2023 USD ($)	Dec. 29, 2023 CNY (¥)	Nov. 22, 2023 USD ($)	Nov. 22, 2023 CNY (¥)	Oct. 21, 2023 USD ($)	Oct. 21, 2023 CNY (¥)	Aug. 14, 2023 USD ($)	Aug. 14, 2023 CNY (¥)	May 10, 2023 CNY (¥)	Apr. 28, 2023 CNY (¥)	Apr. 23, 2023 CNY (¥)	Mar. 09, 2023 USD ($)	Mar. 09, 2023 CNY (¥)	Feb. 14, 2023 CNY (¥)	Jan. 06, 2023 USD ($)	Jan. 06, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Nov. 30, 2022 USD ($)	Nov. 30, 2022 CNY (¥)	Jul. 25, 2022 USD ($)	Jul. 25, 2022 CNY (¥)	Dec. 21, 2021 USD ($)	Aug. 31, 2021 USD ($)	Aug. 31, 2021 CNY (¥)
Loans [Line Items]
Short-term loan							$ 704,235																		¥ 5,000,000
ShortTermLoanforPurchase							563,388																		¥ 4,000,000
Interest expense short term loan								$ 450,929	$ 317,000	$ 288,000
Weighted average interest rate for short-term loans								5.70%			5.70%
working capital	$ 1,270,000		$ 1,970,000		$ 1,410,000															¥ 9,000,000	¥ 14,000,000	¥ 10,000,000
Annual interest rate	4.00%		4.10%		4.00%															4.00%	4.10%	4.00%
Semi-annual installments	$ 2,817	¥ 20,000	$ 1,408	¥ 10,000	$ 14,085	¥ 100,000
Balloon payment	1,250,000	8,900,000	1,960,000	13,940,000	1,340,000	9,500,000
Real estate worth amount	$ 1,410,000	¥ 10,000,000	$ 4,350,000	¥ 30,850,000	1,410,000	10,000,000
Repaid amount					$ 1,270,000	¥ 9,000,000
Remaining loan amount								$ 141,000			¥ 1,000,000
Interest expense								91,135	22,000
Bank of Beijing [Member]
Loans [Line Items]
Annual interest rate																										4.30%	4.30%
Bank of Rizhao [Member]
Loans [Line Items]
Repaid amount debt							690,151
Bank of Rizhao [Member] | Maximum [Member]
Loans [Line Items]
Short-term loan for working capital							$ 140,847
Rural Commercial Bank of Shandong [Member]
Loans [Line Items]
Short-term loan														$ 704,235	¥ 5,000,000
Annual interest rate														4.35%	4.35%
Pledged value														$ 2,250,000	¥ 16,000,000
Postal Savings Bank of China (“PSBC”) [Member]
Loans [Line Items]
Annual interest rate																													5.00%	5.00%
Borrowed loans																													$ 704,235	¥ 5,000,000
Industrial Bank Co., Ltd. [Member]
Loans [Line Items]
Short-term loan																		$ 760,574	¥ 5,400,000				$ 633,812	¥ 4,500,000
Annual interest rate																		4.35%	4.35%				4.35%	4.35%
Pledged value																		$ 1,100,000	¥ 7,800,000
Shandong Heavy Industry Group Finance Co., Ltd. [Member]
Loans [Line Items]
Aggregated loan amount																															$ 3,400,000	¥ 23,000,000		$ 1,600,000	¥ 10,000,000
Annual interest rate																															5.70%	5.70%		6.20%	6.20%
Agreement amount									1,200,000																			¥ 8,000,000
Collaterals secure amount								2,000,000			¥ 13,500,000
Bank of Beijing [Member]
Loans [Line Items]
Short-term loan												$ 422,541	¥ 3,000,000													$ 422,541	¥ 3,000,000
Annual interest rate												4.30%	4.30%
Pledged value												$ 1,940,000	¥ 14,000,000
Bank of Rizhao [Member]
Loans [Line Items]
Annual interest rate							5.50%																		5.50%
Pledged value							$ 2,090,000.00																		¥ 14,805,100
Short-term loan for working capital | ¥																									¥ 1,000,000
Bank of Rizhao [Member] | Minimum [Member]
Loans [Line Items]
Short-term loan for working capital							$ 704,235
Agricultural Bank of China [Member]
Loans [Line Items]
Short-term loan																$ 1,352,132	¥ 9,600,000
Annual interest rate																3.80%	3.80%
Pledged value																$ 2,090,000.00	¥ 14,805,100
Notes Payable to Banks [Member]
Loans [Line Items]
Aggregated loan amount								$ 5,690,000	$ 6,020,000.00																			¥ 70,000,000
Annual interest rate																																	6.80%
Notes Payable to Banks [Member] | Minimum [Member]
Loans [Line Items]
Interest rates								2.00%
Notes Payable to Banks [Member] | Maximum [Member]
Loans [Line Items]
Interest rates									6.80%
Notes Payable to Banks [Member] | Loan agreement [Member]
Loans [Line Items]
Aggregated loan amount									$ 10,100,000
Land, Buildings and Improvements [Member] | Notes Payable to Banks [Member]
Loans [Line Items]
Collaterals secure amount																																	$ 6,500,000
Use Rights [Member] | Notes Payable to Banks [Member]
Loans [Line Items]
Collaterals secure amount																																	$ 4,300,000